Submission	Oct. 13, 2026
Submission [Line Items]
Central Index Key	0001045520
Registrant Name	CANADIAN IMPERIAL BANK OF COMMERCE /CAN/
Registration File Number	333-294072
Form Type	F-3
Submission Type	424B2
Fee Exhibit Type	EX-FILING FEES
Offering Table N/A	N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A